Finance receivables, net (Tables)	12 Months Ended
Dec. 31, 2018
Finance receivables, net
Schedule of finance receivables
The Group provides automobile financial leasing services to individual customers and automobile dealers. Detailed information of finance receivables as of December 31, 2017 and 2018 are as follows:

	2017	2018
	RMB	RMB

Finance receivables, gross
- Within one year	16,363,872	22,661,850
- After one year but not more than five years	17,224,604	22,047,127

	33,588,476	44,708,977

Unearned finance income	(3,662,702)	(7,481,088)

	29,925,774	37,227,889

Allowance for credit losses	(134,169)	(350,816)

Finance receivables, net	29,791,605	36,877,073

Schedule of Aging Analysis of Finance Receivables
Aging analysis of finance receivables are as follows:

	2017	2018
	RMB	RMB

Not past due	29,069,556	35,788,625

Past due
- Up to 3 months	610,501	1,027,691
- 3 to 6 months	177,070	219,112
- Over 6 months	68,647	192,461

	29,925,774	37,227,889

Allowance for credit losses	(134,169)	(350,816)

Finance receivables, net	29,791,605	36,877,073

Schedule of movements in the allowance for credit losses	The movements in the allowance for credit losses are as follows:

	2016	2017	2018
	RMB	RMB	RMB

Balance as of January 1	-	22,486	134,169
Charge for the year	29,052	196,320	528,824
Reversal of impairment for the year	-	-	(9,851)
Write off for the year	(6,566)	(84,637)	(312,177)
Recovery of finance receivables written off	-	-	9,851

Balance as of December 31	22,486	134,169	350,816